Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	$ 123.9	$ 130.2
Income tax expense (benefit) due to tax audit settlements and statute of limitations expiration	0.2	0.5
Total amount of unrecognised tax benefits	1.5	2.6	185.5	7.7
Total amount of interest and penalties accrued	0.1	0.9	196.3	(26.9)
Interest and penalties recognised income tax expense	0.8	6.1
Period for the amount of unrecognised tax benefits increase or decrease	Next 12 months
Australian [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forward	31.4
Percentage of valuation allowance against loss carry-forwards	100.00%
Capital loss carry-forwards	115.3
European [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forward	24.1
Tax loss carry-forwards available to offset future taxable income not subject to expiration	19.5
Percentage of valuation allowance against loss carry-forwards	100.00%
Operating loss carry-forwards subject to expiration	4.6
USA [Member]
Tax Credit Carryforward [Line Items]
Tax loss carry-forward	4.1
US tax loss carry-forward expiration date	2031
Foreign tax credit carry-forwards [Member]
Tax Credit Carryforward [Line Items]
Percentage of valuation allowance against loss carry-forwards	100.00%
Foreign tax credit carry-forwards	123.9
Non-Irish subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Undistributed foreign earnings	$ 654.6